Average Annual Total Returns{- Fidelity® Growth & Income Portfolio} - 07.31 Fidelity Growth & Income Portfolio Retail PRO-06 - Fidelity® Growth & Income Portfolio	Fidelity® Growth & Income Portfolio Return Before Taxes Past 1 year	Fidelity® Growth & Income Portfolio Return Before Taxes Past 5 years	Fidelity® Growth & Income Portfolio Return Before Taxes Past 10 years	Fidelity® Growth & Income Portfolio After Taxes on Distributions Past 1 year	Fidelity® Growth & Income Portfolio After Taxes on Distributions Past 5 years	Fidelity® Growth & Income Portfolio After Taxes on Distributions Past 10 years	Fidelity® Growth & Income Portfolio After Taxes on Distributions and Sales Past 1 year	Fidelity® Growth & Income Portfolio After Taxes on Distributions and Sales Past 5 years	Fidelity® Growth & Income Portfolio After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	7.99%	11.68%	11.68%	6.94%	10.96%	11.11%	5.28%	9.19%	9.61%	18.40%	15.22%	13.88%